Benefit Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	50.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 696